Quarterly Holdings Report
for
Fidelity Advisor® Leveraged Company Stock Fund
October 31, 2023
ALSF-NPRT1-1223
1.797936.120
Common Stocks - 97.7%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 8.1%
Entertainment - 1.6%
Netflix, Inc. (a)	29,600	12,186
Warner Bros Discovery, Inc. (a)	214,900	2,136
		14,322
Interactive Media & Services - 5.8%
Alphabet, Inc. Class C (a)	144,000	18,043
Cars.com, Inc. (a)	239,200	3,643
Meta Platforms, Inc. Class A (a)	101,000	30,428
		52,114
Media - 0.7%
Nexstar Broadcasting Group, Inc. Class A	43,938	6,155
TOTAL COMMUNICATION SERVICES		72,591
CONSUMER DISCRETIONARY - 14.1%
Automobiles - 1.7%
Tesla, Inc. (a)	73,700	14,802
Hotels, Restaurants & Leisure - 6.6%
Airbnb, Inc. Class A (a)	23,300	2,756
Booking Holdings, Inc. (a)	2,000	5,579
Boyd Gaming Corp.	402,444	22,235
Caesars Entertainment, Inc. (a)	103,600	4,133
Domino's Pizza, Inc.	11,900	4,034
Draftkings Holdings, Inc. (a)	68,900	1,903
Flutter Entertainment PLC (a)	14,800	2,321
New Cotai LLC/New Cotai Capital Corp. (a)(b)(c)	411,029	234
Red Rock Resorts, Inc.	167,500	6,625
Studio City International Holdings Ltd.:
ADR (a)(d)	361,261	1,806
(NYSE) ADR (a)(e)	397,700	1,989
Yum! Brands, Inc.	49,400	5,970
		59,585
Household Durables - 1.3%
D.R. Horton, Inc.	21,600	2,255
PulteGroup, Inc.	35,600	2,620
Tempur Sealy International, Inc.	56,199	2,244
TopBuild Corp. (a)	18,900	4,324
		11,443
Specialty Retail - 3.5%
Bath & Body Works, Inc.	64,200	1,904
Dick's Sporting Goods, Inc.	86,500	9,251
Lowe's Companies, Inc.	53,800	10,253
Ulta Beauty, Inc. (a)	12,600	4,805
Williams-Sonoma, Inc. (e)	34,454	5,176
		31,389
Textiles, Apparel & Luxury Goods - 1.0%
LVMH Moet Hennessy Louis Vuitton SE	4,800	3,436
Tapestry, Inc.	213,200	5,876
		9,312
TOTAL CONSUMER DISCRETIONARY		126,531
CONSUMER STAPLES - 4.0%
Beverages - 0.6%
Celsius Holdings, Inc. (a)	32,100	4,882
Consumer Staples Distribution & Retail - 1.0%
BJ's Wholesale Club Holdings, Inc. (a)	64,778	4,413
Performance Food Group Co. (a)	39,400	2,276
U.S. Foods Holding Corp. (a)	61,800	2,406
		9,095
Food Products - 2.4%
JBS SA	5,416,700	21,520
TOTAL CONSUMER STAPLES		35,497
ENERGY - 6.7%
Energy Equipment & Services - 0.3%
Halliburton Co.	73,091	2,875
Oil, Gas & Consumable Fuels - 6.4%
Antero Resources Corp. (a)	297,900	8,770
Canadian Natural Resources Ltd.	77,200	4,902
Cheniere Energy, Inc.	145,900	24,281
Chesapeake Energy Corp. (e)	102,585	8,831
Denbury, Inc. (a)	52,200	4,640
Diamondback Energy, Inc.	37,500	6,012
		57,436
TOTAL ENERGY		60,311
FINANCIALS - 11.9%
Banks - 0.7%
JPMorgan Chase & Co.	48,300	6,717
Capital Markets - 0.8%
Houlihan Lokey	50,100	5,036
Moody's Corp.	7,200	2,218
		7,254
Consumer Finance - 1.5%
OneMain Holdings, Inc.	371,700	13,355
Financial Services - 6.5%
Apollo Global Management, Inc.	143,800	11,136
Fiserv, Inc. (a)	143,200	16,289
Global Payments, Inc.	40,800	4,334
MasterCard, Inc. Class A	20,800	7,828
Visa, Inc. Class A	79,300	18,643
		58,230
Insurance - 2.4%
Arthur J. Gallagher & Co.	91,700	21,594
TOTAL FINANCIALS		107,150
HEALTH CARE - 8.7%
Health Care Equipment & Supplies - 0.8%
Boston Scientific Corp. (a)	133,400	6,829
Health Care Providers & Services - 5.5%
Humana, Inc.	29,000	15,187
Tenet Healthcare Corp. (a)	69,100	3,711
UnitedHealth Group, Inc.	57,000	30,527
		49,425
Life Sciences Tools & Services - 2.0%
Charles River Laboratories International, Inc. (a)	12,599	2,121
IQVIA Holdings, Inc. (a)	89,100	16,112
		18,233
Pharmaceuticals - 0.4%
AstraZeneca PLC sponsored ADR	63,300	4,002
TOTAL HEALTH CARE		78,489
INDUSTRIALS - 12.2%
Aerospace & Defense - 1.1%
Lockheed Martin Corp.	9,300	4,228
TransDigm Group, Inc. (a)	6,600	5,465
		9,693
Building Products - 2.2%
Builders FirstSource, Inc. (a)	50,603	5,491
Carlisle Companies, Inc.	17,900	4,548
Carrier Global Corp.	197,000	9,389
		19,428
Construction & Engineering - 0.7%
Willscot Mobile Mini Holdings (a)	162,000	6,384
Electrical Equipment - 4.1%
AMETEK, Inc.	32,300	4,547
Eaton Corp. PLC	22,900	4,761
Generac Holdings, Inc. (a)	25,000	2,102
nVent Electric PLC	145,600	7,008
Regal Rexnord Corp.	98,000	11,604
Vertiv Holdings Co.	164,500	6,460
		36,482
Ground Transportation - 0.7%
Uber Technologies, Inc. (a)	121,000	5,237
XPO, Inc. (a)	12,200	925
		6,162
Machinery - 1.1%
Deere & Co.	6,200	2,265
Parker Hannifin Corp.	21,200	7,821
		10,086
Marine Transportation - 0.0%
Genco Shipping & Trading Ltd.	662	9
Passenger Airlines - 0.4%
Air Canada (a)	173,400	2,092
Delta Air Lines, Inc.	64,400	2,013
		4,105
Professional Services - 0.5%
ASGN, Inc. (a)	58,200	4,857
Trading Companies & Distributors - 1.4%
United Rentals, Inc.	20,800	8,450
WESCO International, Inc.	31,600	4,051
		12,501
TOTAL INDUSTRIALS		109,707
INFORMATION TECHNOLOGY - 23.1%
Communications Equipment - 1.1%
Arista Networks, Inc. (a)	49,000	9,818
Electronic Equipment, Instruments & Components - 1.4%
CDW Corp.	60,700	12,164
IT Services - 0.5%
Accenture PLC Class A	15,000	4,456
Semiconductors & Semiconductor Equipment - 9.1%
ASML Holding NV (depository receipt)	10,000	5,988
Broadcom, Inc.	12,700	10,685
Marvell Technology, Inc.	136,100	6,427
Microchip Technology, Inc.	165,010	11,764
NVIDIA Corp.	50,100	20,431
NXP Semiconductors NV	51,300	8,846
ON Semiconductor Corp. (a)	267,537	16,759
SolarEdge Technologies, Inc. (a)	15,800	1,200
		82,100
Software - 11.0%
Adobe, Inc. (a)	24,700	13,142
Dynatrace, Inc. (a)	98,400	4,399
Gen Digital, Inc.	134,500	2,241
Microsoft Corp.	108,300	36,616
Oracle Corp.	97,500	10,082
Palo Alto Networks, Inc. (a)	48,400	11,762
Salesforce, Inc. (a)	34,400	6,909
Splunk, Inc. (a)	50,000	7,358
Synopsys, Inc. (a)	13,900	6,525
		99,034
TOTAL INFORMATION TECHNOLOGY		207,572
MATERIALS - 3.4%
Chemicals - 1.9%
Olin Corp.	179,100	7,651
The Chemours Co. LLC	274,500	6,618
Westlake Corp.	23,400	2,699
		16,968
Containers & Packaging - 0.8%
Graphic Packaging Holding Co.	337,600	7,262
Metals & Mining - 0.7%
ATI, Inc. (a)	138,200	5,220
First Quantum Minerals Ltd.	123,300	1,429
		6,649
TOTAL MATERIALS		30,879
UTILITIES - 5.5%
Electric Utilities - 3.8%
Constellation Energy Corp.	85,600	9,666
PG&E Corp. (a)	1,478,556	24,100
		33,766
Independent Power and Renewable Electricity Producers - 1.7%
Vistra Corp.	477,800	15,634
TOTAL UTILITIES		49,400
TOTAL COMMON STOCKS (Cost $676,857)		878,127

Convertible Bonds - 0.1%
	Principal Amount (f) (000s)	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
New Cotai LLC 5% 2/24/27 (c) (Cost $490)	504	774

Money Market Funds - 2.8%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.40% (g)	17,740,040	17,744
Fidelity Securities Lending Cash Central Fund 5.40% (g)(h)	7,169,783	7,171
TOTAL MONEY MARKET FUNDS (Cost $24,915)		24,915

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $702,262)	903,816
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(5,174)
NET ASSETS - 100.0%	898,642

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $234,000 or 0.0% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,806,000 or 0.2% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
New Cotai LLC/New Cotai Capital Corp.	9/11/20	2,036

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	13,975	51,256	47,487	236	-	-	17,744	0.0%
Fidelity Securities Lending Cash Central Fund 5.40%	1,952	47,313	42,094	3	-	-	7,171	0.0%
Total	15,927	98,569	89,581	239	-	-	24,915

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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